Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,537,500.00
Total Fee Amount	212.33
Total Offset Amount	0.00
Net Fee	$ 212.33
Offering Table N/A
Offset Table N/A	N/A